SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenues	$ 56,771	$ 40,786
Net income attributable to shareholders	3,584	1,462
Total assets	256,281	192,720
Total liabilities	159,131	112,848
The Corporation
Disclosure of subsidiaries [line items]
Revenues	810	168
Net income attributable to shareholders	3,584	1,462
Total assets	59,105	53,688
Total liabilities	29,290	25,444
BFI
Disclosure of subsidiaries [line items]
Revenues	43	30
Net income attributable to shareholders	(46)	0
Total assets	4,330	1,060
Total liabilities	2,909	1,042
BFL
Disclosure of subsidiaries [line items]
Revenues	53	43
Net income attributable to shareholders	(1)	0
Total assets	13	757
Total liabilities	6	756
BIC
Disclosure of subsidiaries [line items]
Revenues	163	22
Net income attributable to shareholders	145	59
Total assets	3,296	3,761
Total liabilities	2,198	2,309
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenues	62,984	44,908
Net income attributable to shareholders	4,506	2,019
Total assets	271,534	206,907
Total liabilities	154,458	113,336
Consolidation adjustments [Member]
Disclosure of subsidiaries [line items]
Revenues	(7,282)	(4,385)
Net income attributable to shareholders	(4,604)	(2,078)
Total assets	(81,997)	(73,453)
Total liabilities	$ (29,730)	$ (30,039)